UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23615
Perpetual Americas Funds Trust
(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Address of principal executive offices) (Zip code)
Andrew Jolin
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 933-0716
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The Reports to Shareholders are included herewith.
TSW Emerging Markets Fund
Institutional Shares/TSWMX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the TSW Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Emerging Markets Fund (Institutional Shares)	$107	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund retuned 16.98% net of fees for the twelve months ending September 30, 2024. The Fund's benchmark, MSCI Emerging Markets Index, returned 26.05% over the same period. Energy stocks were the top contributor to relative performance on a sector basis, with Aegis Logistics Limited (India) as the leader in the group. Brazil was the top contributor at the country level with JBS SA as the best performing position. The Information Technology sector was a laggard due to Samsung Electronics Co. (Korea)'s (“Samsung”) underperformance. On a country basis, Korea was the largest source of underperformance, driven by the decline in Samsung’s share price. Mexican stocks in the portfolio were also a drag on returns, with Fibra Uno as the worst performer following a negative earnings report.
TOP PERFORMANCE CONTRIBUTORS
Energy | During the twelve-month period ended September 30, 2024, energy stocks were the top contributor to relative performance on a sector basis, with Aegis Logistics Limited (India) as the leader in the group. The liquid and gas terminal operator has expanded its storage capacity and, in our opinion, is well-positioned to capture growing demand for propane and butane in India.
Brazil | Brazil was the top contributor at the country level during the period ended September 30, 2024, with JBS SA as Brazil's best performing position. As the world’s largest meat processing business, JBS SA benefitted from margin expansion driven by a sharp increase in demand for chicken. The company reported earnings above expectations and announced a share buyback. We expect the supply-demand dynamics to persist in the near-term as the rest of the industry catches up, and we continue to hold the position in the portfolio.
TOP PERFORMANCE DETRACTORS
Information Technology | The Information Technology sector was a laggard with Samsung's performance during the twelve-month period ended September 30, 2024. Samsung had exposure to the boom in AI-related semiconductor spending; however, its conventional memory business has experienced a soft pricing environment as the company’s customers choose where to focus their IT budget. We believe Samsung remains well-positioned to capture growing demand for premium memory products and have added to our position.
Korea | On a country basis, Korea was the largest source of underperformance, driven by the decline in Samsung’s share price.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
TSW Emerging Markets Fund (Institutional Shares/TSWMX)	16.98%	1.72%
MSCI Emerging Markets Index	26.05%	1.80%
Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,136,026
Total number of portfolio holdings	62
Total advisory fees paid	$2,874
Portfolio turnover rate as of the end of the reporting period	32.29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.2%
Alibaba Group Holding Ltd.	3.8%
ICICI Bank Ltd. - ADR	3.5%
Naspers Ltd. - Class N	3.3%
NetEase, Inc.	2.6%
E Ink Holdings, Inc.	2.6%
AIA Group Ltd.	2.4%
Shinhan Financial Group Co. Ltd.	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

TSW High Yield Bond Fund
Institutional Shares/TSWHX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the TSW High Yield Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW High Yield Bond Fund (Institutional Shares)	$70	0.65%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the twelve-month period ended September 30, 2024, Institutional Class shares of the Fund returned 13.90%, net of fees. The Fund underperformed the ICE BofA U.S. High Yield Constrained Index, which returned 15.75%. This underperformance was largely driven by the Fund’s shorter duration positioning relative to the benchmark as longer duration high-yield bonds outperformed intermediate duration high-yield bonds during the period.
TOP PERFORMANCE CONTRIBUTORS
Vista Outdoor Inc. 4.5%, 03/15/29 | The recreational product manufacturer was a notable outperformer during the period as the company was the subject of several corporate actions which included spinning off a core asset into a standalone public company and a merger of the original entity with the Czechoslovak Group (CSG).
PRA Group, Inc. 5.0%, 10/01/29 | PRA Group, a diversified loan services provider, was also a notable contributor for the period. The security benefitted from a strong U.S. consumer base as credit card balances rose at a healthy pace while payment delinquency continued to decelerate.
TOP PERFORMANCE DETRACTORS
Spirit IP Cayman Ltd. 8.0%, 09/20/25 | Spirit Airlines detracted from Fund performance during the period following a revision of guidance downward and deteriorating market confidence regarding the Department of Justice's approval of JetBlue's acquisition of the company. The Fund only held Spirit Airlines during the third quarter of 2023.
Albertsons Companies, Inc. 4.625%, 01/15/27 | The food and drug retailer underperformed as the company continued to work with the Federal Trade Commission to meet antitrust and regulatory requirements in order to merge with Kroger. The uncertainty surrounding the merger weighed on the security.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	Since Inception
TSW High Yield Bond Fund (Institutional Shares/TSWHX)	13.90%	3.40%
ICE BofA U.S. High Yield Constrained Index	15.75%	3.29%
Bloomberg U.S. Aggregate Bond Index*	11.57%	(1.32)%
*
Effective September 30, 2024 the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,749,292
Total number of portfolio holdings	61
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	36.54%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Vista Outdoor, Inc., 4.50%, 03/15/29	3.2%
Permian Resources Operating LLC, 9.88%, 07/15/31	2.9%
Markel Group, Inc., 6.00%, 06/01/25	2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 4.63%, 01/15/27	2.5%
StoneX Group, Inc., 7.88%, 03/01/31	2.5%
Clarios Global L.P./Clarios U.S. Finance Co., 6.25%, 05/15/26	2.3%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.2%
GN Bondco LLC, 9.50%, 10/15/31	2.2%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32	2.1%
Post Holdings, Inc., 6.38%, 03/01/33	2.1%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

TSW Large Cap Value Fund
Institutional Shares/TSWEX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the TSW Large Cap Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Large Cap Value Fund (Institutional Shares)	$80	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 19.99% net of fees for the last twelve months, underperforming the 27.76% return of the Russell 1000® Value Index.  We acknowledge and are frustrated by the strategy’s underperformance during the last twelve months, particularly in light of the relatively strong performance experienced by the Fund in the third quarter of 2023. We have remained disciplined about our valuation and investment processes in a hyper momentum-driven market that has rewarded speculation. This market dynamic was most dramatically expressed in the last two months of 2023 which accounts for the majority of our underperformance for the year ended September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
Progressive Corporation | During the twelve-month period ended September 30, 2024, Progressive benefitted from a hard market for auto insurance, characterized by rising rates that resulted in strong growth and profitability for insurers. Progressive arguably has best in-class underwriting, which provided additional upside in the environment described.
Dell Technologies, Inc. | The manufacturer of PCs and servers has traded higher on excitement around the potential for AI-enabled PCs to reinvigorate growth in IT hardware markets during the fiscal year ended September 30, 2024.
TOP PERFORMANCE DETRACTORS
Bayer AG | The healthcare conglomerate is composed of three businesses: agriculture products, consumer health, and pharmaceuticals. The company has run into several obstacles during the twelve-month period ended September 30, 2024 including an agriculture down cycle, negative court decisions related to a legal liability and the Chief Executive Officer announcing that the company would not be splitting up over the next 24 months.
Liberty Broadband Corp. | During the twelve-month period ended September 30, 2024, the tracking stock for cable provider Charter continued to face pressure related to churn in the industry given near-term market share gains from fixed wireless competitors.
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Average Annual Total Returns	1 year	5 year	10 year
TSW Large Cap Value Fund (Institutional Shares/TSWEX)	19.99%	11.62%	9.57%
Russell 1000® Index*	35.68%	15.64%	13.10%
Russell 1000® Value Index	27.76%	10.69%	9.23%
*
Effective September 30, 2024 the Fund compares its performance to the Russell 1000® Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,657,382
Total number of portfolio holdings	42
Total advisory fees paid	$132,396
Portfolio turnover rate as of the end of the reporting period	40.50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Dominion Energy, Inc.	4.9%
Charter Communications, Inc. - Class A	4.3%
Berkshire Hathaway, Inc. - Class B	4.1%
Anheuser-Busch InBev S.A./N.V. - ADR	3.9%
Progressive (The) Corp.	3.8%
Kinder Morgan, Inc.	3.7%
Nintendo Co. Ltd. - ADR	3.3%
Kraft Heinz (The) Co.	3.3%
Willis Towers Watson PLC	3.1%
Hess Corp.	2.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

TSW Core Plus Bond Fund
Institutional Shares/TSWFX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the TSW Core Plus Bond Fund (the “Fund”) for the period of May 15, 2024 (inception date) to September 30, 2024. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Core Plus Bond Fund (Institutional Shares)	$19*	0.50%
*	Represents the fee from May 15, 2024, the Fund's inception date, through September 30, 2024. Expenses would be higher for a full annual reporting period.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the period beginning May 15, 2024, the Fund's inception date, through September 30, 2024, Insitutional Class of shares of the Fund returned 5.19% net of fees. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.45%, as well as the overall equity market. This underperformance was largely driven by the Fund’s shorter duration positioning, particularly within mortgage bonds, relative to the benchmark as longer duration high-yield, investment grade, and treasury bonds outperformed intermediate duration during the period.
TOP PERFORMANCE CONTRIBUTORS
Government of the United States of America 4.5%, 02/15/44 | The U.S. government issued bond was a notable contributor during the reporting period as 2-year Treasury yields fell below those of 10-year Treasury yields ending the inverted yield curve which began in the middle of 2022.
Duke Energy Carolinas, LLC 4.85%, 01/15/34 | Duke Energy, an electric and gas utility, was a notable outperformer during the period. Investors viewed Duke Energy as a potential beneficiary of the electricity demand required to power data center growth across the United States.
TOP PERFORMANCE DETRACTORS
Government of the United States of America 4.0%, 02/15/34 | As longer duration U.S. issued treasury bonds outperformed high yield and investment grade corporate bonds during the period, the Fund's active underweight to the Bloomberg U.S. Aggregate Bond Index's largest weighted name detracted most significantly from the Fund's performance.
Murphy Oil Corporation 6.0%, 10/01/32 | The bond issued by Murphy Oil, an oil and gas producer, was a notable laggard as it was a part of a senior note issuance to fund a tender offer for existing senior notes. The issuance was priced at $600MM and offered a yield of 6.0%. The Fund purchased the security during the final few trading days of Q3 2024 which caused it to be considered a laggard in terms of total return relative to the benchmark.
Fund Performance
 The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000
Cumulative Total Returns	Since Inception
TSW Core Plus Bond Fund (Institutional Shares/TSWFX)	5.19%
Bloomberg U.S. Aggregate Bond Index	5.45%
Performance data quoted represents past performance; past performance does not guarantee future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,915,261
Total number of portfolio holdings	85
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	1.44%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	6.2%
U.S. Treasury Bonds, 4.13%, 08/15/44	3.7%
U.S. Treasury Bonds, 4.25%, 02/15/54	2.8%
U.S. Treasury Notes, 4.13%, 11/15/32	2.3%
Fannie Mae Pool #BM4854, 4.50%, 08/01/44	1.9%
Broadcom, Inc., 4.55%, 02/15/32	1.9%
Ingersoll Rand, Inc., 5.70%, 08/14/33	1.6%
Netflix, Inc., 4.90%, 08/15/34	1.5%
American International Group, Inc., 5.13%, 03/27/33	1.5%
Oracle Corp., 4.90%, 02/06/33	1.5%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-260-9549 (toll free) or 312-557-5913 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the registrant had adopted a "code of ethics" (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant's principal executive officer and principal financial officer. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined the registrant has at least one "audit committee financial expert" (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The "audit committee financial expert" is Joseph P. Gennaco, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The amounts presented reflect Trust level amounts.  Any fees directly incurred by a Fund or subset of Funds in the Trust are included in the amounts reflected in the Financial Statements under Item 7 to this Form N-CSR.

(a) Audit Fees

2024: $715,020

2023: $674,975

The fees relate to the audit of the registrant’s annual financial statements and letters for filings of the registrant’s Form N-CEN and N-1A, as applicable.

(b) Audit Related Fees

2024: $0

2023: $0

(c) Tax Fees

2024: $126,680

2023: $84,640

The fees relate to the preparation of the registrant’s tax returns, review of annual distributions, additional tax provision support fees, and local tax services in certain foreign markets, as applicable.

(d) All Other Fees

2024: $0

2023: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) 2024: 0%

2023: 0%

(f) Not applicable.

(g) 2024: $224,180

2023: $417,548

(h) The Audit Committee considered the non-audit services rendered to the registrant's investment adviser and believes the services are compatible with the principal accountant's independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers are included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
September 30, 2024

TSW MUTUAL FUNDS
TABLE OF CONTENTS
September 30, 2024

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	49.7%
Advertising & Marketing	1.3%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 04/15/26		$350,000	$345,878
Apparel & Textile Products	0.8%
Tapestry, Inc. 7.70%, 11/27/30		200,000	215,461
Asset Management	3.2%
Ares Capital Corp.,
3.88%, 01/15/26		275,000	270,994
7.00%, 01/15/27		150,000	156,137
Charles Schwab (The) Corp. (Variable, U.S. SOFR + 2.21%) 5.64%, 05/19/29(a)		175,000	182,715
Compass Group Diversified Holdings LLC 5.00%, 01/15/32(b)		50,000	46,061
FS KKR Capital Corp. 6.88%, 08/15/29		200,000	208,223
			864,130
Automotive	0.4%
General Motors Co. 5.40%, 10/15/29		100,000	102,520
Banking	1.4%
Bank of America Corp. (Variable, U.S. SOFR + 1.91%) 5.43%, 08/15/35(a)		75,000	76,883
JPMorgan Chase & Co. 3.20%, 06/15/26		300,000	295,602
			372,485
Biotechnology & Pharmaceuticals	1.3%
AbbVie, Inc. 2.95%, 11/21/26		350,000	342,628
Cable & Satellite	0.7%
Comcast Corp. 3.95%, 10/15/25		200,000	199,435
Capital Goods	1.5%
Sonoco Products Co. 4.60%, 09/01/29		400,000	397,974
Chemicals	0.7%
DuPont de Nemours, Inc. 4.49%, 11/15/25		200,000	199,647
Commercial Support Services	0.2%
GEO Group (The), Inc. 8.63%, 04/15/29		50,000	51,979
Communications	1.5%
Netflix, Inc. 4.90%, 08/15/34		400,000	413,737
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Consumer Cyclical	1.0%
Genuine Parts Co. 4.95%, 08/15/29		$275,000	$279,718
Consumer Non-Cyclical	3.4%
DaVita, Inc. 6.88%, 09/01/32(b)		200,000	206,611
Laboratory Corp. of America Holdings 4.80%, 10/01/34		250,000	247,091
Performance Food Group, Inc. 6.13%, 09/15/32(b)		150,000	153,278
Post Holdings, Inc. 6.38%, 03/01/33(b)		100,000	101,632
Quest Diagnostics, Inc. 5.00%, 12/15/34		200,000	202,515
			911,127
Diversified Industrials	0.7%
Parker-Hannifin Corp. 4.20%, 11/21/34		200,000	194,207
Electric	0.8%
Wisconsin Electric Power Co. 4.60%, 10/01/34		200,000	200,483
Electric Utilities	2.4%
Duke Energy Carolinas LLC 4.85%, 01/15/34		250,000	255,704
Southern (The) Co. 3.70%, 04/30/30		400,000	386,602
			642,306
Electrical Equipment	1.1%
Hubbell, Inc. 3.15%, 08/15/27		150,000	145,456
WESCO Distribution, Inc. 6.63%, 03/15/32(b)		150,000	156,240
			301,696
Energy	0.9%
Murphy Oil Corp., 10/01/32(c)		250,000	246,666
Finance Companies	0.9%
Blue Owl Credit Income Corp. 5.80%, 03/15/30(b)		250,000	247,622
Gas & Water Utilities	0.7%
American Water Capital Corp. 2.95%, 09/01/27		200,000	194,201
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Institutional Financial Services	3.2%
Goldman Sachs Group (The), Inc. 3.85%, 01/26/27		$400,000	$396,547
Morgan Stanley 3.95%, 04/23/27		200,000	198,009
Nasdaq, Inc. 5.65%, 06/28/25		200,000	201,210
StoneX Group, Inc. 7.88%, 03/01/31(b)		50,000	53,239
			849,005
Insurance	2.4%
American International Group, Inc. 5.13%, 03/27/33		400,000	412,217
UnitedHealth Group, Inc. 5.15%, 07/15/34		230,000	240,048
			652,265
Internet Media & Services	0.3%
Expedia Group, Inc. 3.25%, 02/15/30		75,000	70,723
Leisure Facilities & Services	1.5%
McDonald's Corp. 3.50%, 03/01/27		400,000	395,161
Machinery	1.6%
Ingersoll Rand, Inc. 5.70%, 08/14/33		400,000	428,567
Oil & Gas Supply Chain	2.1%
MPLX L.P. 4.88%, 06/01/25		400,000	399,637
Sunoco L.P. 7.25%, 05/01/32(b)		150,000	159,003
			558,640
Other Industrial	1.4%
Quanta Services, Inc.,
4.75%, 08/09/27		200,000	202,119
5.25%, 08/09/34		165,000	168,679
			370,798
Real Estate Investment Trusts	2.2%
American Assets Trust L.P. 6.15%, 10/01/34		250,000	252,886
Realty Income Corp. 4.85%, 03/15/30		250,000	256,204
Ventas Realty L.P. 3.00%, 01/15/30		100,000	92,622
			601,712
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Retail - Discretionary	1.6%
Lowe's Cos., Inc. 3.10%, 05/03/27		$400,000	$390,032
Macy's Retail Holdings LLC 5.88%, 04/01/29(b)		50,000	49,350
			439,382
Semiconductors	1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 01/15/27		300,000	297,990
Software	1.5%
Oracle Corp. 4.90%, 02/06/33		400,000	407,405
Specialty Finance	2.1%
Burford Capital Global Finance LLC 9.25%, 07/01/31(b)		200,000	215,220
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(b)		150,000	157,455
GATX Corp. 4.00%, 06/30/30		200,000	194,387
			567,062
Technology	3.4%
Broadcom, Inc. 4.55%, 02/15/32		500,000	499,619
Roper Technologies, Inc. 4.50%, 10/15/29		400,000	402,499
			902,118
Technology Hardware	0.2%
NCR Atleos Corp. 9.50%, 04/01/29(b)		50,000	55,043
Transportation Equipment	0.2%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(b)		50,000	52,863
TOTAL CORPORATE BONDS (Cost $13,276,538)			13,372,634
FOREIGN ISSUER BONDS	0.2%
Electric Utilities	0.2%
TransAlta Corp. 7.75%, 11/15/29 (Canada)		50,000	52,814
TOTAL FOREIGN ISSUER BONDS (Cost $52,084)			52,814
MORTGAGE-BACKED SECURITIES	8.8%
U.S. Government Agencies	8.8%
Freddie Mac Pool #SD8276, 5.00%, 12/01/52		200,041	200,212
Freddie Mac Pool #SD8233, 5.00%, 07/01/52		1,657,922	1,660,748
Fannie Mae Pool #BM4854, 4.50%, 08/01/44		502,111	507,854
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,352,247)			2,368,814
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS	26.8%
U.S. Treasury Bonds, 4.38%, 08/15/43		$250,000	$257,061
U.S. Treasury Bonds, 4.75%, 11/15/43		250,000	269,678
U.S. Treasury Bonds, 4.50%, 02/15/44		275,000	286,945
U.S. Treasury Bonds, 4.13%, 08/15/44		1,000,000	992,187
U.S. Treasury Bonds, 4.13%, 08/15/53		80,000	79,666
U.S. Treasury Bonds, 4.25%, 02/15/54		750,000	764,297
U.S. Treasury Bonds, 4.25%, 08/15/54		300,000	306,328
U.S. Treasury Notes, 4.50%, 11/15/25		240,000	241,538
U.S. Treasury Notes, 4.63%, 09/15/26		150,000	152,689
U.S. Treasury Notes, 4.00%, 01/15/27		350,000	352,898
U.S. Treasury Notes, 4.00%, 02/29/28		150,000	152,039
U.S. Treasury Notes, 3.50%, 04/30/28		200,000	199,508
U.S. Treasury Notes, 3.63%, 08/31/29		250,000	250,742
U.S. Treasury Notes, 3.88%, 09/30/29		250,000	253,174
U.S. Treasury Notes, 4.00%, 07/31/30		300,000	305,871
U.S. Treasury Notes, 4.38%, 11/30/30		300,000	312,082
U.S. Treasury Notes, 4.63%, 05/31/31		250,000	264,180
U.S. Treasury Notes, 3.75%, 08/31/31		350,000	351,859
U.S. Treasury Notes, 4.13%, 11/15/32		600,000	617,180
U.S. Treasury Notes, 4.00%, 02/15/34		250,000	254,297
U.S. Treasury Notes, 4.38%, 05/15/34		285,000	298,493
U.S. Treasury Notes, 3.88%, 08/15/34		250,000	251,758
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $7,149,891)			7,214,470

See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	16.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(d)		4,519,536	$4,519,536
TOTAL SHORT-TERM INVESTMENTS (Cost $4,519,536)			4,519,536
TOTAL INVESTMENTS (Cost $27,350,296)	102.3%		27,528,268
NET OTHER ASSETS (LIABILITIES)	(2.3%)		(613,007)
NET ASSETS	100.0%		$26,915,261

(a)Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2024.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $1,653,617 or 6% of net assets.

(c)When-Issued Security. Coupon rate is not in effect at September 30, 2024.
(d)7-day current yield as of September 30, 2024 is disclosed.
At September 30, 2024 the TSW Core Plus Bond Fund’s investments were concentrated as follows:
Fixed Income Credit Ratings (Unaudited)	% of Net Assets
A	9.6%
AAA	35.6
B	1.6
BB	5.1
BBB	31.9
BBB-	1.7
Cash equivalents	16.8
Total	102.3%
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.4%
Brazil	5.0%
Arcos Dorados Holdings, Inc. - Class A		10,000	$87,200
Banco BTG Pactual S.A.(a)		18,000	109,929
JBS S.A.		17,000	98,704
Localiza Rent a Car S.A.(a)		4,012	30,195
Vale S.A.		7,000	81,607
			407,635
Canada	1.2%
Fairfax India Holdings Corp.(a)(b)		6,700	100,969
China	16.6%
Alibaba Group Holding Ltd.		22,000	311,300
Centre Testing International Group Co. Ltd. - Class A		51,300	110,115
Kingdee International Software Group Co. Ltd.(a)		70,000	81,041
Kweichow Moutai Co. Ltd. - Class A		200	49,895
NetEase, Inc.		11,000	212,958
Tencent Holdings Ltd.		8,200	468,972
Zijin Mining Group Co. Ltd. - Class H		50,000	113,586
			1,347,867
Greece	3.4%
JUMBO S.A.		4,000	114,432
Motor Oil Hellas Corinth Refineries S.A.		3,000	70,997
OPAP S.A.		5,200	92,382
			277,811
Guatemala	1.5%
Millicom International Cellular S.A.(a)		4,450	120,684
Hong Kong	6.3%
AIA Group Ltd.		22,000	197,110
Lenovo Group Ltd.		98,000	133,627
Shougang Fushan Resources Group Ltd.		184,000	69,824
Sinotruk Hong Kong Ltd.		38,000	114,139
			514,700
Hungary	1.8%
Richter Gedeon Nyrt		4,700	144,721
India	13.7%
Aegis Logistics Ltd.		16,000	145,860
Bajaj Finance Ltd.		900	82,728
CMS Info Systems Ltd.		12,000	85,660
HDFC Bank Ltd.		8,000	165,348
HEG Ltd.		3,000	88,765
ICICI Bank Ltd. - ADR		9,500	283,575
Intellect Design Arena Ltd.		7,000	80,365
Reliance Industries Ltd. - GDR(b)		2,600	180,960
			1,113,261
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Shares	Value
Kazakhstan	1.4%
Kaspi.KZ JSC - ADR		1,100	$116,589
Malaysia	0.9%
Hibiscus Petroleum Bhd.		160,000	77,604
Mexico	4.4%
El Puerto de Liverpool S.A.B. de C.V.		12,500	74,746
Fibra Uno Administracion S.A. de C.V.		64,000	74,499
Fomento Economico Mexicano S.A.B. de C.V.		5,700	56,265
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		12,700	80,624
Wal-Mart de Mexico S.A.B. de C.V.		24,000	72,122
			358,256
Poland	1.6%
Dino Polska S.A.(a)(b)		800	72,892
Text S.A.		3,000	57,287
			130,179
South Africa	4.5%
DRDGOLD Ltd. - ADR		10,000	96,400
Naspers Ltd. - Class N		1,100	267,075
			363,475
South Korea	12.8%
Eugene Technology Co. Ltd.		3,000	87,061
Hugel, Inc.(a)		700	128,202
KINX, Inc.		1,300	74,956
LG Chem Ltd.		300	81,785
Samsung Electronics Co. Ltd.		9,000	423,262
Shinhan Financial Group Co. Ltd.		4,500	190,984
Value Added Technology Co. Ltd.		3,000	55,403
			1,041,653
Taiwan	13.8%
E Ink Holdings, Inc.		23,000	212,946
Fusheng Precision Co. Ltd.		8,000	73,310
Parade Technologies Ltd.		3,400	81,759
Taiwan Semiconductor Manufacturing Co. Ltd.		25,000	756,008
			1,124,023
Turkey	2.8%
BIM Birlesik Magazalar A.S.		8,000	116,090
KOC Holding A.S.		20,000	110,067
			226,157
United Arab Emirates	1.0%
Emaar Properties PJSC		34,000	80,718
United Kingdom	2.1%
Georgia Capital PLC(a)		5,000	62,168
Investec PLC		14,000	106,502
			168,670
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Shares	Value
United States	3.5%
MercadoLibre, Inc.(a)		50	$102,598
Tecnoglass, Inc.		1,000	68,660
Yum China Holdings, Inc.		2,500	112,550
			283,808
Vietnam	1.1%
Vinhomes JSC(a)(b)		49,400	86,070
TOTAL COMMON STOCKS (Cost $7,071,908)			8,084,850
SHORT-TERM INVESTMENTS	0.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(c)		64,278	64,278
TOTAL SHORT-TERM INVESTMENTS (Cost $64,278)			64,278
TOTAL INVESTMENTS (Cost $7,136,186)	100.2%		8,149,128
NET OTHER ASSETS (LIABILITIES)	(0.2%)		(13,102)
NET ASSETS	100.0%		$8,136,026

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $440,891 or 5% of net assets.

(c)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
At September 30, 2024 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:
Sector Allocation (Unaudited)	% of Net Assets
Information Technology	23.5%
Financials	17.2
Consumer Discretionary	15.2
Communication Services	10.8
Industrials	8.6
Energy	5.8
Consumer Staples	5.7
Materials	5.5
Health Care	4.1
Real Estate	3.0
Total	99.4%
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	91.7%
Asset Management	1.7%
FS KKR Capital Corp. 7.88%, 01/15/29		$150,000	$161,285
Automotive	2.3%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		224,000	223,920
Cable & Satellite	2.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	86,465
Sirius XM Radio, Inc. 4.00%, 07/15/28(a)		150,000	141,517
			227,982
Commercial Support Services	3.2%
CoreCivic, Inc. 8.25%, 04/15/29		150,000	158,778
GEO Group (The), Inc. 8.63%, 04/15/29		150,000	155,937
			314,715
Construction Materials	3.1%
Eco Material Technologies, Inc. 7.88%, 01/31/27(a)		150,000	151,532
Summit Materials LLC/Summit Materials Finance Corp. 6.50%, 03/15/27(a)		150,000	150,165
			301,697
Consumer Non-Cyclical	2.6%
DaVita, Inc. 6.88%, 09/01/32(a)		50,000	51,653
Post Holdings, Inc. 6.38%, 03/01/33(a)		200,000	203,263
			254,916
Consumer Services	1.5%
Upbound Group, Inc. 6.38%, 02/15/29(a)		150,000	145,220
Electrical Equipment	1.6%
WESCO Distribution, Inc. 7.25%, 06/15/28(a)		150,000	153,599
Engineering & Construction	2.0%
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	199,298
Home Construction	1.7%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	170,453
Household Products	1.9%
Edgewell Personal Care Co. 5.50%, 06/01/28(a)		183,000	181,928
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Institutional Financial Services	3.5%
Coinbase Global, Inc. 3.63%, 10/01/31(a)		$125,000	$105,913
StoneX Group, Inc. 7.88%, 03/01/31(a)		225,000	239,576
			345,489
Insurance	2.6%
Markel Group, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%) 6.00%, 06/01/25(b)		250,000	249,730
Leisure Facilities & Services	9.8%
Carnival Corp. 5.75%, 03/01/27(a)		150,000	151,913
Light & Wonder International, Inc. 7.50%, 09/01/31(a)		150,000	157,332
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)		80,000	78,869
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		150,000	144,133
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/01/26(a)		100,000	97,066
Travel + Leisure Co. 6.60%, 10/01/25		175,000	176,763
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	148,214
			954,290
Leisure Products	3.2%
Vista Outdoor, Inc. 4.50%, 03/15/29(a)		312,000	309,748
Machinery	2.9%
Regal Rexnord Corp. 6.30%, 02/15/30		150,000	159,537
Titan International, Inc. 7.00%, 04/30/28		125,000	124,397
			283,934
Oil & Gas Supply Chain	7.9%
Genesis Energy L.P./Genesis Energy Finance Corp. 8.00%, 01/15/27		150,000	153,345
Permian Resources Operating LLC 9.88%, 07/15/31(a)		250,000	278,997
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)		175,000	183,045
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		150,000	155,456
			770,843
Publishing & Broadcasting	1.7%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		175,000	167,203
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Real Estate Investment Trusts	3.3%
RHP Hotel Properties L.P./RHP Finance Corp. 7.25%, 07/15/28(a)		$150,000	$156,957
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 02/15/28(a)		150,000	160,111
			317,068
Retail - Consumer Staples	3.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 4.63%, 01/15/27(a)		250,000	243,215
Arko Corp. 5.13%, 11/15/29(a)		125,000	116,107
			359,322
Retail - Discretionary	9.3%
Academy Ltd. 6.00%, 11/15/27(a)		100,000	100,249
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	143,746
Builders FirstSource, Inc. 5.00%, 03/01/30(a)		150,000	147,105
Dillard's, Inc. 7.75%, 07/15/26		175,000	181,557
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		100,000	98,700
Patrick Industries, Inc. 4.75%, 05/01/29(a)		150,000	142,712
Sonic Automotive, Inc. 4.63%, 11/15/29(a)		100,000	93,891
			907,960
Software	1.6%
Concentrix Corp. 6.60%, 08/02/28		150,000	156,476
Specialty Finance	10.2%
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		200,000	199,584
Credit Acceptance Corp. 6.63%, 03/15/26		100,000	100,053
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		200,000	209,940
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 6.56%, 12/21/65(a)(b)		150,000	118,544
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	183,992
Rithm Capital Corp. 6.25%, 10/15/25(a)		87,000	86,960
World Acceptance Corp. 7.00%, 11/01/26(a)		100,000	97,621
			996,694
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Principal Amount	Value
Technology Hardware	1.5%
NCR Atleos Corp. 9.50%, 04/01/29(a)		$130,000	$143,113
Transportation & Logistics	3.7%
American Airlines, Inc. 7.25%, 02/15/28(a)		100,000	102,362
GN Bondco LLC 9.50%, 10/15/31(a)		200,000	210,518
United Airlines Holdings, Inc. 4.88%, 01/15/25		50,000	49,821
			362,701
Transportation Equipment	2.2%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		200,000	211,453
Wholesale - Consumer Staples	0.7%
United Natural Foods, Inc. 6.75%, 10/15/28(a)		75,000	71,530
TOTAL CORPORATE BONDS (Cost $8,793,289)			8,942,567
FOREIGN ISSUER BONDS	2.6%
Chemicals	1.5%
Methanex Corp. 5.25%, 12/15/29 (Canada)		150,000	148,080
Electric Utilities	1.1%
TransAlta Corp. 7.75%, 11/15/29 (Canada)		100,000	105,627
TOTAL FOREIGN ISSUER BONDS (Cost $257,824)			253,707

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	4.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(c)		422,993	422,993
TOTAL SHORT-TERM INVESTMENTS (Cost $422,993)			422,993
TOTAL INVESTMENTS (Cost $9,474,106)	98.7%		9,619,267
NET OTHER ASSETS (LIABILITIES)	1.3%		130,025
NET ASSETS	100.0%		$9,749,292

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024, these securities had a total value of $6,970,755 or 72% of net assets.

(b)Floating rate security. The rate presented is the rate in effect at September 30, 2024, and the related index and spread are shown parenthetically for each security.
(c)7-day current yield as of September 30, 2024 is disclosed.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

At September 30, 2024 the TSW High Yield Bond Fund’s investments were concentrated as follows:
Fixed Income Credit Ratings (Unaudited)	% of Net Assets
B	30.0%
BB	58.1
BBB	2.8
BBB-	1.7
CCC	1.7
Cash equivalents	4.4
Total	98.7%
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.4%
Belgium	3.9%
Anheuser-Busch InBev S.A./N.V. - ADR		22,000	$1,458,380
Germany	2.6%
Bayer A.G. - ADR		117,000	990,990
Ireland	4.9%
Jazz Pharmaceuticals PLC(a)		6,000	668,460
Willis Towers Watson PLC		4,000	1,178,120
			1,846,580
Japan	3.3%
Nintendo Co. Ltd. - ADR		93,000	1,238,760
United States	75.7%
Alphabet, Inc. - Class C		1,740	290,911
Amentum Holdings, Inc.(a)		4,000	129,000
Applied Materials, Inc.		2,000	404,100
Bank of America Corp.		17,000	674,560
Berkshire Hathaway, Inc. - Class B(a)		3,400	1,564,884
Bio-Rad Laboratories, Inc. - Class A(a)		2,000	669,160
Charles Schwab (The) Corp.		5,100	330,531
Charter Communications, Inc. - Class A(a)		5,000	1,620,400
Cigna (The) Group		2,709	938,506
Cisco Systems, Inc.		14,000	745,080
Citigroup, Inc.		12,000	751,200
Corpay, Inc.(a)		3,000	938,280
Crown Castle, Inc.		8,000	949,040
CVS Health Corp.		11,200	704,256
Dell Technologies, Inc. - Class C		3,000	355,620
Dominion Energy, Inc.		32,000	1,849,280
Evergy, Inc.		16,000	992,160
FedEx Corp.		2,000	547,360
First Citizens BancShares, Inc. - Class A		300	552,285
Hess Corp.		8,000	1,086,400
Jacobs Solutions, Inc.		4,000	523,600
Kinder Morgan, Inc.		62,600	1,382,834
Kraft Heinz (The) Co.		35,100	1,232,361
Lockheed Martin Corp.		1,800	1,052,208
Lowe's Cos., Inc.		1,000	270,850
McKesson Corp.		2,100	1,038,282
Merck & Co., Inc.		4,000	454,240
Occidental Petroleum Corp.		8,000	412,320
Pfizer, Inc.		28,700	830,578
Post Holdings, Inc.(a)		3,500	405,125
Progressive (The) Corp.		5,600	1,421,056
Regeneron Pharmaceuticals, Inc.(a)		500	525,620
Sirius XM Holdings, Inc.		23,633	558,920
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Percentage of Net Assets	Shares	Value
SS&C Technologies Holdings, Inc.		5,000	$371,050
Warner Bros Discovery, Inc.(a)		108,000	891,000
Williams Cos. (The), Inc.		23,225	1,060,221
			28,523,278
TOTAL COMMON STOCKS (Cost $26,007,879)			34,057,988
SHORT-TERM INVESTMENTS	9.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(b)		3,605,503	3,605,503
TOTAL SHORT-TERM INVESTMENTS (Cost $3,605,503)			3,605,503
TOTAL INVESTMENTS (Cost $29,613,382)	100.0%		37,663,491
NET OTHER ASSETS (LIABILITIES)	(0.0%)		(6,109)
NET ASSETS	100.0%		$37,657,382

(a)Non-income producing security.
(b)7-day current yield as of September 30, 2024 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At September 30, 2024 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation (Unaudited)	% of Net Assets
Financials	19.7%
Health Care	18.1
Communication Services	12.2
Energy	10.5
Consumer Staples	8.3
Utilities	7.5
Industrials	6.9
Information Technology	4.0
Real Estate	2.5
Consumer Discretionary	0.7
Total	90.4%
See Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2024

	TSW Core Plus Bond Fund	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund
Assets:
Investments, at cost	$27,350,296	$7,136,186	$9,474,106	$29,613,382
Investments, at value	27,528,268	8,149,128	9,619,267	37,663,491
Foreign currencies (Cost: $0, $3,958, $0 and $0, respectively)	—	4,102	—	—
Receivable for interest	196,197	—	158,423	—
Receivable for dividends	9,840	16,790	626	32,486
Reclaims receivable	—	1,370	—	10,806
Receivable for investments sold	—	—	—	268,734
Receivable from investment adviser	19,417	20,362	11,664	37,403
Prepaid expenses	2,897	16,293	14,259	11,147
Total Assets	27,756,619	8,208,045	9,804,239	38,024,067
Liabilities:
Securities purchased payable	500,675	—	—	299,055
Payable for when-issued securities	250,000	—	—	—
Capital shares redeemed payable	—	—	9,530	—
Distributions payable to shareholders	1,997	—	2,888	—
Investment advisory fees payable	6,123	5,071	3,855	17,705
Accounting and Administration fees payable	9,414	15,099	14,144	21,588
Audit fees payable	19,047	20,633	20,721	22,050
Treasurer Service fees payable	81	51	62	248
Compliance fees payable	191	91	109	436
Trustee fees payable	414	197	236	945
Deferred foreign capital gains tax payable	—	24,467	—	—
Accrued expenses and other payables	53,416	6,410	3,402	4,658
Total Liabilities	841,358	72,019	54,947	366,685
Net Assets	$26,915,261	$8,136,026	$9,749,292	$37,657,382
Net Assets:
Paid in capital	$26,734,735	$8,454,763	$10,470,445	$27,461,730
Distributable earnings (loss)	180,526	(318,737)	(721,153)	10,195,652
Net Assets	$26,915,261	$8,136,026	$9,749,292	$37,657,382
Net Assets:
Institutional	$26,915,261	$8,136,026	$9,749,292	$37,657,382
Share of Common Stock Outstanding:
Institutional	2,601,927	814,170	1,044,161	2,692,272
Net Asset Value per Share:
Institutional	$10.34	$9.99	$9.34	$13.99
See Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the year ended September 30, 2024

	TSW Core Plus Bond Fund(a)	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $0, $20,467, $0 and $6,504, respectively)	$14,753	$185,537	$13,056	$834,035
Interest income	115,339	—	657,093	—
Total investment income	130,092	185,537	670,149	834,035
Operating expenses:
Investment advisory	10,465	58,639	49,881	212,418
Accounting and Administration fees	10,264	17,240	19,031	25,838
Treasurer Service fees	104	295	404	1,477
Audit fees	19,047	20,792	20,235	20,011
Compliance fees	214	362	498	1,802
Trustees	453	711	958	3,469
Legal	894	6,712	7,337	33,198
Registration	1,992	11,032	20,603	21,709
Offering costs	51,805	—	—	—
Printing	104	6,496	7,761	23,232
Other	(209)	6,053	1,161	4,221
Total expenses before reductions	95,133	128,332	127,869	347,375
Expenses reduced by investment advisor	(82,052)	(55,765)	(63,024)	(80,022)
Net expenses	13,081	72,567	64,845	267,353
Net investment income	117,011	112,970	605,304	566,682
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	237	(350,219)	(125,074)	2,358,153
Net realized gains (losses) from foreign currency transactions	—	(3,253)	—	1
Change in unrealized appreciation (depreciation) on investments	177,972	1,404,073	882,651	3,760,460
Change in unrealized appreciation (depreciation) on foreign currency	—	710	—	—
Net realized and unrealized gains from investment activities	178,209	1,051,311	757,577	6,118,614
Change in Net Assets Resulting from Operations	$295,220	$1,164,281	$1,362,881	$6,685,296

(a)	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended September 30, 2024 and 2023

	TSW Core Plus Bond Fund	TSW Emerging Markets Fund
	2024(a)	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$117,011	$112,970	$109,132
Net realized gains (losses) from investments and foreign currency transactions	237	(353,472)	(578,688)
Change in unrealized appreciation (depreciation) on investments and foreign currency	177,972	1,404,783	2,081,160
Change in net assets resulting from operations	295,220	1,164,281	1,611,604
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(116,886)	(216,019)	(137,485)
Total dividends paid to shareholders	(116,886)	(216,019)	(137,485)
Net Capital Transactions:
Institutional Shares	26,736,927	560,876	(2,100,000)
Change in net assets from capital transactions	26,736,927	560,876	(2,100,000)
Change in net assets	26,915,261	1,509,138	(625,881)
Net assets:
Beginning of year	—	6,626,888	7,252,769
End of year	$26,915,261	$8,136,026	$6,626,888

(a)	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended September 30, 2024 and 2023

	TSW High Yield Bond Fund		TSW Large Cap Value Fund
	2024	2023	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$605,304	$706,456	$566,682	$540,253
Net realized gains (losses) from investments and foreign currency transactions	(125,074)	(696,696)	2,358,154	3,328,554
Change in unrealized appreciation (depreciation) on investments and foreign currency	882,651	1,339,748	3,760,460	307,202
Change in net assets resulting from operations	1,362,881	1,349,508	6,685,296	4,176,009
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(605,303)	(706,449)	(2,902,371)	(4,111,104)
Total dividends paid to shareholders	(605,303)	(706,449)	(2,902,371)	(4,111,104)
Net Capital Transactions:
Institutional Shares	(4,161,660)	1,326,728	(1,203,328)	(201,693)
Change in net assets from capital transactions	(4,161,660)	1,326,728	(1,203,328)	(201,693)
Change in net assets	(3,404,082)	1,969,787	2,579,597	(136,788)
Net assets:
Beginning of year	13,153,374	11,183,587	35,077,785	35,214,573
End of year	$9,749,292	$13,153,374	$37,657,382	$35,077,785
See Notes to Financial Statements.

TSW MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

Institutional Shares
TSW Core Plus Bond Fund	Period Ended September 30, 2024(a)
Net asset value, beginning of year	$10.00
Income from investment operations:
Net investment income(b)	0.17
Net realized and unrealized gains from investments and foreign currency	0.34
Total from investment operations	0.51
Less distributions paid:
From net investment income	(0.17)
Total distributions paid	(0.17)
Change in net asset value	0.34
Net asset value, end of year	$10.34
Total return	5.19%(c)
Ratios/Supplemental data:
Net assets, end of year (000's)	$26,915
Ratio of net expenses to average net assets	0.50%(d)
Ratio of net investment income to average net assets	4.47%(d)
Ratio of gross expenses to average net assets	3.64%(d)
Portfolio turnover rate(e)	1.44%(c)

(a)	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Institutional Shares
TSW Emerging Markets Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)
Net asset value, beginning of year	$8.82	$7.25	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.14	0.14	0.13
Net realized and unrealized gains (losses) from investments and foreign currency	1.32	1.57	(2.88)
Total from investment operations	1.46	1.71	(2.75)
Less distributions paid:
From net investment income	(0.29)	(0.14)	—
Total distributions paid	(0.29)	(0.14)	—
Change in net asset value	1.17	1.57	(2.75)
Net asset value, end of year	$9.99	$8.82	$7.25
Total return	16.98%	23.63%	(27.50%)(c)
Ratios/Supplemental data:
Net assets, end of year (000's)	$8,136	$6,627	$7,253
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%(d)
Ratio of net investment income to average net assets	1.54%	1.56%	1.88%(d)
Ratio of gross expenses to average net assets	1.75%	2.21%	2.22%(d)
Portfolio turnover rate(e)	32.29%	18.44%	11.47%(c)

(a)	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Institutional Shares
TSW High Yield Bond Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)
Net asset value, beginning of year	$8.71	$8.32	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.55	0.51	0.43
Net realized and unrealized gains (losses) from investments and foreign currency	0.63	0.39	(1.67)
Total from investment operations	1.18	0.90	(1.24)
Less distributions paid:
From net investment income	(0.55)	(0.51)	(0.44)
Total distributions paid	(0.55)	(0.51)	(0.44)
Change in net asset value	0.63	0.39	(1.68)
Net asset value, end of year	$9.34	$8.71	$8.32
Total return	13.90%	10.98%	(12.75%)(c)
Ratios/Supplemental data:
Net assets, end of year (000's)	$9,749	$13,153	$11,184
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%(d)
Ratio of net investment income to average net assets	6.07%	5.87%	5.01%(d)
Ratio of gross expenses to average net assets	1.28%	1.31%	1.90%(d)
Portfolio turnover rate(e)	36.54%	74.03%	31.64%(c)

(a)	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Institutional Shares
TSW Large Cap Value Fund	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net asset value, beginning of year	$12.66	$12.71	$15.60	$11.46	$12.50	$13.69
Income (loss) from investment operations:
Net investment income(b)	0.20	0.20	0.14	0.03	0.08	0.22
Net realized and unrealized gains (losses) from investments and foreign currency	2.19	1.37	(1.10)	4.74	(0.58)	0.39
Total from investment operations	2.39	1.57	(0.96)	4.77	(0.50)	0.61
Less distributions paid:
From net investment income	(0.21)	(0.19)	(0.11)	(0.05)	(0.10)	(0.20)
From net realized gains	(0.85)	(1.43)	(1.82)	(0.58)	(0.44)	(1.60)
Total distributions paid	(1.06)	(1.62)	(1.93)	(0.63)	(0.54)	(1.80)
Change in net asset value	1.33	(0.05)	(2.89)	4.14	(1.04)	(1.19)
Net asset value, end of year	$13.99	$12.66	$12.71	$15.60	$11.46	$12.50
Total return	19.99%	12.28%	(7.11%)(c)	42.90%	(4.25%)	6.38%
Ratios/Supplemental data:
Net assets, end of year (000's)	$37,657	$35,078	$35,215	$39,445	$30,593	$35,956
Ratio of net expenses to average net assets	0.73%	0.73%	0.78%(d)	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.55%	1.51%	1.03%(d)	0.24%	0.70%	1.78%
Ratio of gross expenses to average net assets	0.95%	0.73%	0.98%(d)	1.77%	1.88%	1.74%
Ratio of expense recoupment to average net assets	—	0.02%	—	—	—	—
Portfolio turnover rate(e)	40.50%	21.24%	46.37%(c)	29.00%	64.00%	46.00%

(a)	For the period from November 1, 2021 to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Perpetual Americas Funds Trust (the “Trust”) (formerly JOHCM Funds Trust) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of  Trust (the “Trust Agreement”) dated December 4, 2020.  As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The TSW Core Plus Bond Fund, the TSW Emerging Markets Fund, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.
Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of September 30, 2024, the following classes of shares were in operation:
Fund	Commencement Date	Investment Objective
TSW Core Plus Bond Fund	Institutional Shares: May 15, 2024	to seek strong, risk-adjusted total return over a market cycle
TSW Emerging Markets Fund	Institutional Shares: December 21, 2021	to maximize long-term capital appreciation
TSW High Yield Bond Fund	Institutional Shares: October 26, 2021	to seek high current income with a secondary focus on capital appreciation
TSW Large Cap Value Fund	Institutional Shares: July 16, 1992	to seek maximum long-term total return, consistent with reasonable risk to principal
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to December 6, 2021, the TSW Large Cap Value Fund operated as the TS&W Equity Portfolio, a series of Advisors’ Inner Circle Fund, which was reorganized into the Perpetual Americas Funds Trust on December 6, 2021.
A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust's valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of September 30, 2024 in valuing the Fund's investments based upon the three fair value levels defined above:
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
TSW Core Plus Bond Fund
Corporate Bonds*	$—	$13,372,634	$—	$13,372,634
Foreign Issuer Bonds	—	52,814	—	52,814
Mortgage-Backed Securities	—	2,368,814	—	2,368,814
Short-Term Investments	4,519,536	—	—	4,519,536
U.S. Government Obligations	—	7,214,470	—	7,214,470
Total Investments	$4,519,536	$23,008,732	$ —	$27,528,268
TSW Emerging Markets Fund
Common Stocks*	$8,084,850	$—	$—	$8,084,850
Short-Term Investments	64,278	—	—	64,278
Total Investments	$8,149,128	$ —	$ —	$8,149,128

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
TSW High Yield Bond Fund
Corporate Bonds*	$—	$8,942,567	$—	$8,942,567
Foreign Issuer Bonds*	—	253,707	—	253,707
Short-Term Investments	422,993	—	—	422,993
Total Investments	$422,993	$9,196,274	$ —	$9,619,267
TSW Large Cap Value Fund
Common Stocks*	$34,057,988	$—	$—	$34,057,988
Short-Term Investments	3,605,503	—	—	3,605,503
Total Investments	$37,663,491	$ —	$ —	$37,663,491

*	See additional categories in the Schedule of Investments.
As of September 30, 2024, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the year ended September 30, 2024.
EQUITY-LINKED SECURITIES
The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the year ended September 30, 2024.
WHEN-ISSUED/DELAYED DELIVERY SECURITIES
Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at September 30, 2024, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities .
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.
DIVIDENDS AND DISTRIBUTIONS
Distributions of dividends from net investment income, if any, are declared and paid as follows:

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Declaration and Payment Frequency
TSW Core Plus Bond Fund	Daily/Monthly
TSW Emerging Markets Fund	Annually
TSW High Yield Bond Fund	Daily/Monthly
TSW Large Cap Value Fund	Quarterly
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’, excluding the TSW Large Cap Value Fund, U.S. federal income tax returns for the tax years ended September 30, 2021 through September 30, 2024, as applicable, remain subject to examination by the Internal Revenue Service. The TSW Large Cap Value Fund's U.S. federal income tax returns for the tax years ended October 31, 2021 and September 30, 2022 through September 30, 2024 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The TSW Emerging Markets Fund paid $4,214 in capital gain taxes which are netted with any refunds received during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statement of Operations.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

OFFERING COSTS
Offering costs consist of expenses incurred to establish a Fund, enable it legally to do business, and primarily include certain registration fees, legal fees, and print fees in connection with initial registration statement and offering of the Fund. Offering costs are accounted for as deferred costs and amortized to expense over a Fund’s first twelve months of operations on a straight-line basis.
OTHER RISKS
Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and non-U.S. withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.
Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, for example, an epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects may be short term or may last for an extended period of time, and in either case can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Specific risks vary greatly between the various Eastern European markets, but they include, among others, corporate governance, fiscal stability, banking regulations, European Union accession and continued membership, global commodity prices, political stability and market liquidity.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

For example, in February 2022, Russia commenced a military invasion of Ukraine. This outbreak of hostilities could result in more widespread conflict and have a severe adverse effect on the region and the markets for securities and commodities. Russia’s invasion of Ukraine has led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries and organizations against Russia and Belarus. Russia’s invasion and the resulting sanctions could adversely affect global energy, commodity and financial markets, and thus could affect the value of the Funds’ investments and broader global markets and economies, even beyond any direct exposure the Funds may have to Russian or Ukrainian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial, and may put significant pressure on global financial systems, including on banks and custodians. The market capitalizations of many Russian companies have already experienced significant declines, and Russia closed its securities markets for an extended period of time, before reopening with limited trading. These market disruptions may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact a Fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Both the current and potential future sanctions and other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact a Fund or the broader global markets. Any or all of these potential results could lead Russian and other economic regions into a recession.
B. Fees and Transactions with Affiliates and Other Parties
The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”) to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statement of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).
Fund	Class	Advisory Fee	Expense Limitation
TSW Core Plus Bond Fund	Institutional	0.40%	0.50%
TSW Emerging Markets Fund	Institutional	0.80%	0.99%
TSW High Yield Bond Fund	Institutional	0.50%	0.65%
TSW Large Cap Value Fund	Institutional	0.58%	0.73%
The Third Amended and Restated Expense Limitation Agreement is effective until February 1, 2025 for the TSW Emerging Markets Fund, TSW High Yield Bond Fund, and TSW Large Cap Value Fund, and effective until February 1, 2026 for the TSW Core Plus Bond Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
Thompson, Siegel & Walmsley LLC (the “Sub-Adviser” or “TSW”) serves as the investment sub-adviser to the Funds. For its services, the Sub-Adviser is paid a fee of 0.25%, 0.65%, 0.35%, and 0.43%, based on average daily net assets of the TSW Core Plus Bond Fund, TSW Emerging Markets Fund, TSW High Yield Bond Fund and TSW Large Cap Value Fund, respectively, by the Adviser.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

For the year ended September 30, 2024, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:
Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
TSW Core Plus Bond Fund	$10,465	$82,052	$—
TSW Emerging Markets Fund	58,639	55,765	—
TSW High Yield Bond Fund	49,881	63,024	—
TSW Large Cap Value Fund	212,418	80,022	—

The balances of recoverable expenses to PAFS by the Funds at September 30, 2024 were as follows:
For the year ended:	Expiring	TSW Core Plus Bond Fund	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund
September 30, 2022	September 30, 2025	$ —	$84,709 *	$135,241 **	$40,060 ***
September 30, 2023	September 30, 2026	—	85,549	79,563	—
September 30, 2024	September 30, 2027	82,052 ****	55,765	63,024	80,022
Balances of Recoverable Expenses to PAFS		$82,052	$226,023	$277,828	$120,082

*	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
**	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
***	For the period from December 6, 2021, commencement of operations, to September 30, 2022.
****	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
Perpetual Americas Funds Distributors, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
Foreside Fund Officer Services, LLC, an affiliate of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees allocated to the Funds and paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.
PAFS and the Trust have entered into an Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. For the year ended September 30, 2024, total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

PAFS and the Trust have entered into an Institutional Class Shareholder Services, Record keeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, record keeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. The funds incurred no fees pursuant to the Shareholder Services Agreement during the year ended September 30, 2024.
Certain officers of the Trust are affiliated with PAFS, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000 ($120,00 prior to April 1, 2024), certain committee and chairperson retainers and reimbursement for certain expenses. For the year ended September 30, 2024, the aggregate Independent Trustee compensation paid by the Trust was $702,000. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected in “Trustee” fees on the Statements of Operations.
C. Credit Agreements
The Trust, on behalf of certain of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the applicable Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted.  Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Borrower's option of the sum of the U.S. Federal Fund Target Rate plus 1.30% or daily Simple SOFR plus 1.30%. Prior to July 16, 2024, the overall credit limit was $100 million and the uncommitted amount available was $50 million.
D. Investment Transactions
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from Sales
TSW Core Plus Bond Fund	$12,825,450	$—
TSW Emerging Markets Fund	2,765,898	2,336,173
TSW High Yield Bond Fund	3,603,499	7,942,243
TSW Large Cap Value Fund	13,502,379	17,398,342
For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of U.S. government securities (excluding short-term investments) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from sales
TSW Core Plus Bond Fund	$9,619,755	$117,969

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

E. U.S. Federal Income Tax
As of September 30, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TSW Core Plus Bond Fund	$27,350,296	$204,381	$ (26,409)	$177,972
TSW Emerging Markets Fund	7,374,440	1,259,802	(485,114)	774,688
TSW High Yield Bond Fund	9,474,106	261,796	(116,635)	145,161
TSW Large Cap Value Fund	29,613,390	8,459,313	(409,212)	8,050,101

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2024 and September 30, 2023 were as follows:
	Distributions From
Fund	Ordinary Income* 2024	Long-Term Capital Gains 2024	Ordinary Income* 2023	Long-Term Capital Gains 2023
TSW Core Plus Bond Fund	$114,889	$—	$—	$—
TSW Emerging Markets Fund	216,019	—	137,485	—
TSW High Yield Bond Fund	630,387	—	727,639	—
TSW Large Cap Value Fund	668,234	2,234,137 **	738,192	3,372,912 ***

*	Ordinary income includes short-term capital gains, if any.
**
The amount does not include tax equalization utilized of $261,855 in net long term capital gains in which the TSW Large Cap Value Fund designated as being distributed to shareholders on their redemption of shares.

***
The amount does not include tax equalization utilized of $114,889 in net long term capital gains in which the TSW Large Cap Value Fund designated as being distributed to shareholders on their redemption of shares.

Primarily as a result of differing book/tax treatment of non-deductible expenses and tax equalization, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2024, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:
Fund	Distributable Earnings (Loss)	Paid-in Capital
TSW Core Plus Bond Fund	$2,192	$ (2,192)
TSW Large Cap Value Fund	(261,855)	261,855
As of the tax year ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Distributions Payable	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
TSW Core Plus Bond Fund	$4,551	$—	$—	$(1,997)	$—	$177,972	$180,526
TSW Emerging Markets Fund	235,056	—	(1,304,239)	—	—	750,446	(318,737)
TSW High Yield Bond Fund	5,098	—	(868,524)	(2,888)	—	145,161	(721,153)
TSW Large Cap Value Fund	49,740	2,095,811	—	—	—	8,050,101	10,195,652

As of the tax year ended September 30, 2024, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
TSW Emerging Markets Fund	$909,343	$394,896
TSW High Yield Bond Fund	4,037	864,487

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

F. Capital Share Transactions
Transactions in dollars for fund shares for the year ended September 30, 2024, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
TSW Core Plus Bond Fund*	Institutional Shares	$26,646,423	$90,504	$—	$26,736,927
TSW Emerging Markets Fund	Institutional Shares	560,876	—	—	560,876
TSW High Yield Bond Fund	Institutional Shares	1,751,113	513,627	(6,426,400)	(4,161,660)
TSW Large Cap Value Fund	Institutional Shares	2,077,854	2,846,423	(6,127,605)	(1,203,328)

*	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
Transactions in shares of fund shares for the year ended September 30, 2024, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
TSW Core Plus Bond Fund*	Institutional Shares	2,593,137	8,790	—	2,601,927
TSW Emerging Markets Fund	Institutional Shares	62,691	—	—	62,691
TSW High Yield Bond Fund	Institutional Shares	197,291	56,584	(720,477)	(466,602)
TSW Large Cap Value Fund	Institutional Shares	161,887	227,297	(468,499)	(79,315)

*	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
Transactions in dollars for fund shares for the year ended September 30, 2023, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
TSW Emerging Markets Fund	Institutional Shares	$—	$—	$ (2,100,000)	$ (2,100,000)
TSW High Yield Bond Fund	Institutional Shares	6,589,668	319,451	(5,582,391)	1,326,728
TSW Large Cap Value Fund	Institutional Shares	4,654,485	4,046,455	(8,902,633)	(201,693)

Transactions in shares of fund shares for the year ended September 30, 2023, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
TSW Emerging Markets Fund	Institutional Shares	—	—	(248,521)	(248,521)
TSW High Yield Bond Fund	Institutional Shares	772,449	36,554	(643,085)	165,918
TSW Large Cap Value Fund	Institutional Shares	360,491	313,606	(673,937)	160

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

G. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.
As of September 30, 2024, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:
Fund	Class	% Ownership
TSW Emerging Markets Fund	Institutional Shares	97.8
TSW High Yield Bond Fund	Institutional Shares	1.6
TSW Large Cap Value Fund	Institutional Shares	6.0

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Perpetual Americas Funds Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting Perpetual Americas Funds Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of September 30, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
TSW Core Plus Bond Fund (1)
TSW Emerging Markets Fund (2)
TSW High Yield Bond Fund (3)
TSW Large Cap Value Fund (4)
(1) Statement of operations, statement of changes in net assets and the financial highlights for the period May 15, 2024 (commencement of operations) through September 30, 2024
(2) Statement of operations for the year ended September 30, 2024, statement of changes in net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for the years ended September 30, 2024 and 2023, and the period from December 21, 2021 (commencement of operations) through September 30, 2022
(3) Statement of operations for the year ended September 30, 2024, statement of changes in net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for the years ended September 30, 2024 and 2023, and the period from October 26, 2021 (commencement of operations) through September 30, 2022
(4) Statement of operations for the year ended September 30, 2024, statement of changes in net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for the years ended September 30, 2024 and 2023, and the period from November 1, 2021 through September 30, 2022
The financial statements of TSW Large Cap Value Fund (formerly known as TS&W Equity Portfolio) as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 23, 2021 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
November 26, 2024
We have served as the auditor of one or more investment companies in Perpetual Americas Funds Trust since 2014.

TSW MUTUAL FUNDS
ADDITIONAL INFORMATION
September 30, 2024 (Unaudited)

A. Qualified Dividend Income (QDI)
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the three-month fiscal year ended September 30, 2024 for the below Funds are designated as QDI, as defined in the Act, subject to reduced tax rates in 2024:
Fund	QDI Percentage
TSW Emerging Markets Fund	100.00%
TSW Large Cap Value Fund	87.81%
B. Corporate Dividends Received Deduction (DRD)
A percentage of the dividends distributed during the fiscal year ended September 30, 2024 for the Fund qualifies for the DRD for corporate shareholders:
Fund	Corporate DRD Percentage
TSW Emerging Markets Fund	1.05%
TSW Large Cap Value Fund	87.10%
C. Foreign Tax Credit
The Fund below intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Funds as having been paid by them. The amounts per share which represent income from sources within, and taxes paid to, foreign countries are as follows:
Fund	Foreign Tax Credit	Foreign Source Income
TSW Emerging Markets Fund	$0.0217	$0.1294

TSW MUTUAL FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
September 30, 2024 (Unaudited)

Not applicable.

TSW MUTUAL FUNDS
PROXY DISCLOSURES
September 30, 2024 (Unaudited)

Not applicable.

TSW MUTUAL FUNDS
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
September 30, 2024 (Unaudited)

Included on pages 33 in the Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2024 (Unaudited)

Prior to and at the March 27-28, 2024 meeting of the Board, the Board requested, and the Adviser and TSW provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services to be provided by each of the Adviser and TSW to the TSW Core Plus Bond Fund (the “Fund”); (ii) the costs of the services to be provided and the profits to be realized by the Adviser and TSW from each of their relationships with the Fund; (iii) the extent to which economies of scale are expected to be realized as the Fund grows; (iv) whether the proposed fee levels would reflect such economies of scale to the benefit of the Fund’s potential shareholders; and (v) any ancillary or other benefits to the Adviser or TSW or their affiliates that may be derived from their sponsorship and investment management of the Fund. The Trustees were assisted in their evaluation of the Investment Advisory Agreement and Investment Subadvisory Agreement (together, the “Advisory Agreements”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Fund.
Nature, Extent and Quality of the Services
The Board examined the nature, extent, and quality of services to be provided to the Fund by the Adviser and TSW. The Board noted that the Adviser is an indirect wholly owned subsidiary of Perpetual Limited. The Board considered the terms of the Advisory Agreements, information and reports provided by each of the Adviser and TSW on its respective personnel and operations, and the Adviser’s and TSW’s experiences with the investment strategy and risks of the Fund. The Board reviewed, among other things, each of the Adviser’s and TSW’s investment philosophies and portfolio construction processes, compliance program, insurance coverage, business continuity programs, and information security practices. Taking into account the personnel anticipated to be involved in servicing the Fund as well as the anticipated services to be provided by the Adviser and TSW, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Adviser and TSW.
Performance and Profits
The Board considered a report prepared by an industry standard independent service provider, Broadridge Financial Solutions, which presented comparisons of expenses and fees of the Fund relative to its investment category and competitor fund group.
The Board noted that, because the Fund was not yet in operation, the Fund had no performance history. The Board noted, however, that the personnel that would be involved in managing the Fund had each previously managed a separate account that utilized a substantially similar investment strategy to that proposed for the Fund.
The Board noted that the Adviser would receive an advisory fee of 0.40% of the average daily net assets of the Fund. The Board further noted that, under the Expense Limitation Agreement, the Adviser would contractually agree to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)) of Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares of the Fund to 0.50%, 0.60%, 0.75%, and 0.50%, respectively, through February 1, 2026.
The Board noted that the Fund’s proposed Contractual Management Fee1 ranked six out of 20 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.422% compared to a median Contractual Management Fee of 0.494% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked seven out of 20 among the Fund’s Expense Group and 155 out of 309 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.500% compared to a median total expense of 0.523% for the Expense Group and 0.500% for the Expense Universe. The Board concluded that the proposed investment advisory fees and expense ratios after waiver or reimbursement were reasonable.
1 Broadridge combines the advisory fee and administrator fee into a management fee that Broadridge recommends boards focus on.

TSW MUTUAL FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2024 (Unaudited)

The Trustees also reviewed and considered profitability analyses for the Fund prepared by the Adviser on a consolidated basis included in the Board Materials.
Economies of Scale
In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans, capacity, and breakeven points for the Fund.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

Investment Subadviser

Thompson, Siegel & Walmsley LLC

6641 West Broad Street

Suite 600

Richmond, VA 23230

Investment Adviser

Perpetual Americas Funds Services 1 Congress Street, Suite 3101

Boston, Massachusetts 02114

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199

Distributor

Perpetual Americas Funds Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	December 4, 2024

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	December 4, 2024